Laurie A. Dee

Partner

714.830.0679

laurie.dee@morganlewis.com

February 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Funds (File Nos. 333- 16093 and 811- 07923)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of City National Rochdale Funds (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Trust’s prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon effectiveness of Post-Effective Amendment No. 98 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-23-001228 on January 27, 2023.

Please contact me at (714) 830-0679 should you have any questions or comments relating to the filing.

Sincerely,

/s/ Laurie Dee

Laurie Dee

Morgan, Lewis & Bockius llp 600 Anton Blvd., Suite 1800 Costa Mesa, CA 92626 United States	+1.714.830.0600 +1.714.830.0700